RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																			1 Months Ended														1 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	Oct. 26, 2013 Nuomi	Dec. 31, 2013 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	Dec. 31, 2012 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	Dec. 31, 2012 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") Third party payment collection service	Dec. 31, 2011 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") Third party payment collection service	Dec. 31, 2013 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	Dec. 31, 2012 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	Dec. 31, 2013 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2012 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Internet service	Dec. 31, 2013 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation	Dec. 31, 2012 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation	Dec. 31, 2013 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation Cash collection	Dec. 31, 2012 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation Cash collection	Dec. 31, 2013 Nuomi Holdings Inc., equity investee of Renren, Inc	Feb. 28, 2014 Nuomi Holdings Inc., equity investee of Renren, Inc Subsequent event	Dec. 31, 2013 Nuomi Holdings Inc., equity investee of Renren, Inc Nuomi	Oct. 26, 2013 Nuomi Holdings Inc., equity investee of Renren, Inc Nuomi	Dec. 31, 2013 Nuomi Holdings Inc., equity investee of Renren, Inc Professional fees	Dec. 31, 2013 Beijing Nuomi Wang Technology Development Co., Ltd., subsidiary of Nuomi Holdings Inc.	Dec. 31, 2013 Qingting, equity investee of Renren, Inc	Dec. 31, 2013 Qingting, equity investee of Renren, Inc Internet service	Dec. 31, 2013 Beautiful Legend Co., Ltd, majority shareholder of OPH	Dec. 31, 2011 Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH Third party payment collection service	Dec. 31, 2013 Mapbar, equity investee of the Group	Dec. 31, 2012 Mapbar, equity investee of the Group	Dec. 31, 2013 Mapbar, equity investee of the Group Location-based service	Dec. 31, 2012 Mapbar, equity investee of the Group Location-based service	Dec. 31, 2011 Mapbar, equity investee of the Group Location-based service	Sep. 30, 2012 SoFi Series B shares	Jul. 31, 2012 SoFi Lending Corp. Series 2012-A Senior Secured Refi Loan Notes	Dec. 31, 2012 James Jian Liu, a director of the Company	Dec. 31, 2012 Jing Yang, spouse of the CEO of the Company	Dec. 31, 2011 Sinoway International Education Group Limited, equity method investment of OPH Advertising service
Details of related party balances and transactions
Amounts due from related parties	$ 62,411	$ 258
Amounts due from related parties, current	62,411	258			21	20			245	126					108	112			175		61,663	74,825		61,663	192		7
Subsidiaries of OPH, Gummy Inc. and Hu Lian, acted as collection agents of the Group	2	2
Amounts due to related parties (in dollars)	61,062	77																	60,884						113				65	77
Transactions with related parties for amount due from related parties	1,456	1,387	1,121	74,825			1	44			128	270	341				1,153	1,116					175					47										689
Transactions with related parties for amount due to related parties	410	304	127											51												111					299	304	76
Purchases of Series 2012-A Senior Secured Refi Loan Notes		10,000																																	10,000
Purchases of Preferred Shares	20,000	55,155	46,599																															49,000
Repayment of promissory note																				60,884
Amounts due from related parties, non-current																																				$ 16	$ 1,589